Segment Reporting (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underwriting revenues
Gross written premiums	$ 236,500,668	$ 186,330,192	$ 349,291,905	$ 301,618,486	$ 275,102,191
Reinsurer's share of insurance premiums	(65,878,458)	(49,039,789)	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	170,622,210	137,290,403	252,152,535	203,430,398	160,767,441
Net change in unearned premiums	(34,372,286)	(33,815,050)	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	136,249,924	103,475,353	215,542,896	183,309,619	146,732,784
Underwriting deductions
Net policy acquisition expenses	(25,869,807)	(22,009,893)	(45,435,438)	(41,963,522)	(36,231,710)
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)	(118,063,488)	(85,287,501)	(86,930,537)
Net underwriting results	46,093,345	26,087,469	52,043,970	56,058,596	23,570,537
General and administrative expenses	(22,423,364)	(18,503,774)	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	3,052,374	7,292,252	13,374,076	10,310,296	12,564,842
Share of loss from associates	(438,993)	109,344	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(2,177,998)		(628,887)	(472,124)	(1,214,456)
Other revenues	117,174	900,161	1,428,265	902,750	856,540
Other expenses	(605,463)	(1,215,431)	(2,194,666)	(1,586,281)	(1,466,042)
Listing related cost	(3,366,390)		(4,831,976)
Loss on foreign exchange	(8,658,231)	424,184	5,704,249	(3,371,941)	2,615,883
Profit (loss) before tax	11,592,454	15,094,205	25,252,982	25,603,944	7,016,918
Income tax	(432,723)	(196,109)	(1,687,583)	(62,241)	14,422
Profit for the period	11,159,731	14,898,096	23,565,399	25,541,703	7,031,340
Specialty Long Tail [Member]
Underwriting revenues
Gross written premiums	82,985,780	59,923,058	142,515,347	91,959,644	59,405,845
Reinsurer's share of insurance premiums	(12,455,192)	(3,738,488)	(22,541,384)	47,803	(9,930,020)
Net written premiums	70,530,588	56,184,570	119,973,963	92,007,447	49,475,825
Net change in unearned premiums	(6,133,165)	(11,132,821)	(23,523,415)	(22,096,205)	(11,126,468)
Net premiums earned	64,397,423	45,051,749	96,450,548	69,911,242	38,349,357
Underwriting deductions
Net policy acquisition expenses	(12,830,210)	(9,842,982)	(21,280,118)	(16,150,853)	(10,692,254)
Net claims and claim adjustment expenses	(32,105,230)	(26,475,530)	(58,799,478)	(37,305,026)	(14,344,990)
Net underwriting results	19,461,983	8,733,237	16,370,952	16,455,363	13,312,113
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	19,461,983	8,733,237	16,370,952	16,455,363	13,312,113
Income tax
Profit for the period	19,461,983	8,733,237	16,370,952	16,455,363	13,312,113
Specialty Short tail [Member]
Underwriting revenues
Gross written premiums	142,079,688	115,507,606	188,790,616	191,839,289	198,043,886
Reinsurer's share of insurance premiums	(53,423,266)	(45,301,301)	(74,597,986)	(98,235,891)	(104,404,730)
Net written premiums	88,656,422	70,206,305	114,192,630	93,603,398	93,639,156
Net change in unearned premiums	(25,156,399)	(20,075,859)	(12,839,449)	2,001,935	(2,329,012)
Net premiums earned	63,500,023	50,130,446	101,353,181	95,605,333	91,310,144
Underwriting deductions
Net policy acquisition expenses	(11,671,287)	(10,819,429)	(21,159,319)	(22,762,489)	(22,923,009)
Net claims and claim adjustment expenses	(30,507,425)	(24,389,421)	(44,725,627)	(36,564,914)	(60,486,788)
Net underwriting results	21,321,311	14,921,596	35,468,235	36,277,930	7,900,347
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	21,321,311	14,921,596	35,468,235	36,277,930	7,900,347
Income tax
Profit for the period	21,321,311	14,921,596	35,468,235	36,277,930	7,900,347
Reinsurance [Member]
Underwriting revenues
Gross written premiums	11,435,200	10,899,528	17,985,942	17,819,553	17,652,460
Reinsurer's share of insurance premiums
Net written premiums	11,435,200	10,899,528	17,985,942	17,819,553	17,652,460
Net change in unearned premiums	(3,082,722)	(2,606,370)	(246,775)	(26,509)	(579,177)
Net premiums earned	8,352,478	8,293,158	17,739,167	17,793,044	17,073,283
Underwriting deductions
Net policy acquisition expenses	(1,368,310)	(1,347,482)	(2,996,001)	(3,050,180)	(2,616,447)
Net claims and claim adjustment expenses	(1,674,117)	(4,513,040)	(14,538,383)	(11,417,561)	(12,098,759)
Net underwriting results	5,310,051	2,432,636	204,783	3,325,303	2,358,077
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	5,310,051	2,432,636	204,783	3,325,303	2,358,077
Income tax
Profit for the period	5,310,051	2,432,636	204,783	3,325,303	2,358,077
Sub Total [Member]
Underwriting revenues
Gross written premiums	236,500,668	186,330,192	349,291,905	301,618,486	275,102,191
Reinsurer's share of insurance premiums	(65,878,458)	(49,039,789)	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	170,622,210	137,290,403	252,152,535	203,430,398	160,767,441
Net change in unearned premiums	(34,372,286)	(33,815,050)	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	136,249,924	103,475,353	215,542,896	183,309,619	146,732,784
Underwriting deductions
Net policy acquisition expenses	(25,869,807)	(22,009,893)	(45,435,438)	(41,963,522)	(36,231,710)
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)	(118,063,488)	(85,287,501)	(86,930,537)
Net underwriting results	46,093,345	26,087,469	52,043,970	56,058,596	23,570,537
General and administrative expenses
Net investment income
Share of loss from associates
Impairment loss on insurance receivables
Other revenues
Other expenses
Listing related cost
Loss on foreign exchange
Profit (loss) before tax	46,093,345	26,087,469	52,043,970	56,058,596	23,570,537
Income tax
Profit for the period	46,093,345	26,087,469	52,043,970	56,058,596	23,570,537
Corporate and Others [Member]
Underwriting revenues
Gross written premiums
Reinsurer's share of insurance premiums
Net written premiums
Net change in unearned premiums
Net premiums earned
Underwriting deductions
Net policy acquisition expenses
Net claims and claim adjustment expenses
Net underwriting results
General and administrative expenses	(22,423,364)	(18,503,774)	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	3,052,374	7,292,252	13,374,076	10,310,296	12,564,842
Share of loss from associates	(438,993)	109,344	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(2,177,998)		(628,887)	(472,124)	(1,214,456)
Other revenues	117,174	900,161	1,428,265	902,750	856,540
Other expenses	(605,463)	(1,215,431)	(2,194,666)	(1,586,281)	(1,466,042)
Listing related cost	(3,366,390)		(4,831,976)
Loss on foreign exchange	(8,658,231)	424,184	5,704,249	(3,371,941)	2,615,883
Profit (loss) before tax	(34,500,891)	(10,993,264)	(26,790,988)	(30,454,652)	(16,553,619)
Income tax	(432,723)	(196,109)	(1,687,583)	(62,241)	14,422
Profit for the period	$ (34,933,614)	$ (11,189,373)	$ (28,478,571)	$ (30,516,893)	$ (16,539,197)